                                        August 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attention: Filing Desk
           Stop 1-4

Re:                 Claymore Securities Defined Portfolios, Series 187
                                   File No. 333-117696

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the "REGISTRATION STATEMENT") of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities
Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 27, 2004.

                                                CLAYMORE SECURITIES, INC.


                                                BY: /s/ Nicholas Dalmaso
                                                    --------------------
                                                    Senior Managing Director and
                                                    General Counsel

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